May 01, 2016

Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated February 7, 2017

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2016, as supplemented June 16, 2016, June 30, 2016, October 7, 2016, October 11, 2016 and December 9, 2016 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Sub-Adviser Change for Emerging Markets Equity Portfolio

In connection with the replacement of Massachusetts Financial Services Company ("MFS") by Aberdeen Asset Managers Limited ("Aberdeen") as sub-adviser to the Fund's Emerging Markets Equity Portfolio (the "Portfolio") effective on or about March 24, 2017, certain sections of the Prospectus shall be amended as noted below. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective March 24, 2017:

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:

“The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers that are tied economically to emerging market countries. The Portfolio invests primarily in common stocks, but may also invest in other types of equity securities, including but not limited to, preferred stocks and American Depositary Receipts (ADRs) and other depositary receipts for those securities.

Emerging market countries include countries determined by the Portfolio’s adviser to have emerging market economies, taking into account a number of factors, such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. A company is considered to be an emerging market company if the adviser determines that the company meets one or more of the following criteria: the company

•	is organized under the laws of, or has its principal office in an emerging market country;

•	has its principal securities trading market in an emerging market country;

•	derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or

•	issues securities denominated in the currency of an emerging market country (and meets one of the other criteria set forth above).

The Portfolio may also invest in equity securities of issuers that are not tied economically to emerging market countries. The Portfolio may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest. The Portfolio typically has full currency exposure to those markets in which it invests.

The Portfolio may invest in companies of any size. The Portfolio may invest in securities of any market sector and, from time to time, may hold a significant amount of securities of companies within a single sector. The adviser may invest a large percentage of the Portfolio’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

The adviser employs a fundamental “bottom up” equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation. Investments are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the adviser seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion. The team also considers how a company’s corporate governance and risk management practices may affect that company’s long-term value. In the price filter, the adviser assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe.

The Portfolio may sell a security when the adviser perceives that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.”

The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended by deleting the “Investment Style Risk” factor, and adding the following “Sector Concentration Risk” factor:

“■ Sector Concentration Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector. To the extent the Portfolio is underweight other sectors, the Portfolio risks missing out on advances in those sectors.”

In addition, the “Liquidity Risk” factor in the “PRINCIPAL RISKS” section of the Portfolio’s Summary is revised as follows:

“■ Liquidity Risk – Markets for small and micro cap stocks and foreign securities, in particular emerging markets securities, may be less liquid than markets for larger cap stocks and domestic securities, and therefore may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn. The lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Portfolio.”

The “PERFORMANCE” section of the Portfolio’s Summary is amended by inserting the following sentence as the third sentence of the first paragraph:

“Prior to March 24, 2017, the sub-adviser to the Portfolio was different. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”